Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 28,428
Interest	(10,402)
Present value of minimum lease payments	18,026
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	96,782
Interest	(18,898)
Present value of minimum lease payments	77,884
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	125,210
Interest	(29,300)
Present value of minimum lease payments	$ 95,910